Equity (Tables)	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Key Inputs into Black-Scholes Model Variables	The key inputs into the Black-Scholes-Merton Model variables were as follows at measurement date:
	January 26, 2024
Stock price	US$	3.52
Risk-free interest rate		4.04%
Volatility		62.34%
Exercise price	US$	4.00
Dividend yield		—

Schedule of the Company’s activities and Status of the Warrant	The following table summarizes the Company’s activities and status of the Representative’s Warrants:
	Number of Warrant	Weighted Average Exercise Price		Weighted Average Remaining Term (Years)
Outstanding as of September 30, 2023	—		—	—
Issued	62,500	US$	4.00	4.5
Exercised	—		—	—
Forfeited or expired	—		—	—
Outstanding as of September 30, 2024	62,500	US$	4.00	4.3